Mortgage Loans on Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Mortgage Loans on Real Estate
Prior Liens	$ 25,639
Face Amount of Mortgages	142,956
Carrying Amount of Mortgages	109,283
Principal Amount of Loans Subject to Delinquent Principal or Interest	(1,850)
Reconciliation of mortgage loans:
Balance at beginning of year	74,517	137,292	143,091
Additions:
New mortgage loans	73,439	9,456	22,142
Total additions	73,439	9,456	22,142
Deductions:
Collections of principal	(10,540)	(54,696)	(4,844)
Conversions of real property	(10,070)	0	(23,097)
Charge-offs	(18,063)	(17,535)	0
Total deductions	(38,673)	(72,231)	(27,941)
Balance at end of year	109,283	74,517	137,292
7.60 % First mortgage relating to one senior housing facility in New York [Member]
Mortgage Loans on Real Estate
Interest Rate	7.60%
Final Maturity Date	Jun. 30, 2013
Periodic Payment Terms	Monthly Payments 234829
Prior Liens	0
Face Amount of Mortgages	40,000
Carrying Amount of Mortgages	37,799
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
8.11 % First mortgage relating to one hospital in California Interest Rate One [Member]
Mortgage Loans on Real Estate
Interest Rate	8.11%
Final Maturity Date	Dec. 01, 2017
Periodic Payment Terms	Monthly Payments 99373
Prior Liens	0
Face Amount of Mortgages	17,500
Carrying Amount of Mortgages	15,218
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
9.50 % First Mortgage Relating To one Hospital In California Interest Rate Two [Member]
Mortgage Loans on Real Estate
Interest Rate	9.50%
Final Maturity Date	Jun. 01, 2020
Periodic Payment Terms	Monthly Payments 146191
Prior Liens	0
Face Amount of Mortgages	17,500
Carrying Amount of Mortgages	13,747
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
7.35 % First mortgage relating to one senior housing facility in North Carolina Interest Rate Two [Member]
Mortgage Loans on Real Estate
Interest Rate	7.35%
Final Maturity Date	Apr. 30, 2015
Periodic Payment Terms	Monthly Payments 40234
Prior Liens	0
Face Amount of Mortgages	7,000
Carrying Amount of Mortgages	6,525
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
6.50 % First mortgage relating to one medical office building in Georgia [Member]
Mortgage Loans on Real Estate
Interest Rate	6.50%
Final Maturity Date	Oct. 01, 2014
Periodic Payment Terms	Monthly Payments 33042
Prior Liens	0
Face Amount of Mortgages	6,100
Carrying Amount of Mortgages	6,100
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
9.63 % First mortgage relating to one hospital in California Interest Rate Year Three [Member]
Mortgage Loans on Real Estate
Interest Rate	9.63%
Final Maturity Date	Jan. 14, 2014
Periodic Payment Terms	Monthly Payments 140072
Prior Liens	0
Face Amount of Mortgages	18,800
Carrying Amount of Mortgages	4,888
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
3.55 % First mortgage relating to one senior housing facility in Arizona In year One [member]
Mortgage Loans on Real Estate
Interest Rate	3.55%
Final Maturity Date	Jan. 01, 2013
Periodic Payment Terms	Monthly Payments 12511
Prior Liens	0
Face Amount of Mortgages	4,151
Carrying Amount of Mortgages	4,151
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
9.13 % Second mortgage relating to one hospital in California Interest Rate Year One [Member]
Mortgage Loans on Real Estate
Interest Rate	9.13%
Final Maturity Date	Oct. 31, 2013
Periodic Payment Terms	Monthly Payments 137558
Prior Liens	13,747
Face Amount of Mortgages	13,000
Carrying Amount of Mortgages	4,107
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
15.21 % Second mortgage relating to one senior housing facility in Wisconsin Interest Rate Year One [Member]
Mortgage Loans on Real Estate
Interest Rate	15.21%
Final Maturity Date	Jan. 15, 2015
Periodic Payment Terms	Monthly Payments 42625
Prior Liens	7,792
Face Amount of Mortgages	3,300
Carrying Amount of Mortgages	3,300
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Seven first mortgages relating to four senior housing facilities and three medical office buildings Minimum [Member]
Mortgage Loans on Real Estate
Interest Rate	3.00%
Final Maturity Date	Sep. 01, 2011
Periodic Payment Terms	Monthly Payments from $739 to 52,811
Prior Liens	0
Face Amount of Mortgages	13,605
Carrying Amount of Mortgages	11,598
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Seven first mortgages relating to four senior housing facilities and three medical office buildings Maximum [Member]
Mortgage Loans on Real Estate
Interest Rate	10.90%
Final Maturity Date	Jun. 30, 2020
12.7% Second mortgage relating to one hospital in massachusetts [Member]
Mortgage Loans on Real Estate
Interest Rate	12.17%
Final Maturity Date	Jun. 30, 2010
Periodic Payment Terms	Monthly Payments 16900
Prior Liens	4,100
Face Amount of Mortgages	2,000
Carrying Amount of Mortgages	1,850
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ (1,850)